SCHEDULE OF PROPERTY AND EQUIPMENT (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Property, Plant and Equipment [Line Items]
Accumulated depreciation	$ (1)
Balance, Net	2
Computer Equipment [Member]
Property, Plant and Equipment [Line Items]
Cost	$ 3